Clearwater Small Companies Fund
Clearwater Small Companies Fund
Investment Objective
The Fund seeks long-term growth of capital.
Current income is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {Clearwater Small Companies Fund}	Clearwater Small Companies Fund Clearwater Small Companies Fund
Management Fees	1.35%
Other Expenses	none
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.35%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example- {Clearwater Small Companies Fund}	1 Year	3 Years	5 Years	10 Years
Clearwater Small Companies Fund | Clearwater Small Companies Fund | USD ($)	138	429	742	1,629

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113.85% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than that of the largest capitalization company included in the Russell 2000® Index at the time of purchase. As of January 31, 2018, the largest capitalization company included in the Russell 2000® Index had a capitalization of $12.97 billion. The equity securities the Fund invests in consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P (“Cooke & Bieler”) and Pzena Investment Management LLC (“Pzena”). KCM uses a “bottom-up” investment approach in selecting securities based on its fundamental analysis of a security’s value. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money. The principal risks of investing in the Fund include:

Market Risk

The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.

Active Management Risk
The Fund’s overall allocation to subadvisers is actively managed and certain subadvisers also provide active management and as a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.

Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small Company Risk
Small companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

Micro-Sized Company Risk
The Fund is also subject to the general risk that the stocks of micro-sized companies can involve greater risks than those associated with larger, more established companies. Micro-sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

Investment Style Risks:

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Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

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Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.

Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Securities Risk
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often rated below investment grade or are not rated, are generally subject to a high degree of credit risk, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Past Performance

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the Russell 2000® Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest: 25.06% in 2nd Quarter 2009
Lowest: -27.38% in 4th Quarter 2008

Clearwater Small Companies Fund Average Annual Total Returns (For the Periods Ended December 31, 2017)
Average Annual Total Returns- {Clearwater Small Companies Fund} - Clearwater Small Companies Fund	1 Year	5 Years	10 Years
Clearwater Small Companies Fund	13.46%	12.92%	9.26%
Clearwater Small Companies Fund | Return After Taxes on Distributions	8.85%	9.72%	7.45%
Clearwater Small Companies Fund | Return After Taxes on Distributions and Sale of Fund Shares	10.65%	9.72%	7.27%
Russell 2000 Index	14.65%	14.12%	8.71%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.